Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories.
Schedule of Inventory

	2019	2018
	US$'000	US$'000
Finished goods	158,056	197,982
Raw materials in progress and industrial supplies	140,689	222,912
Other inventories	54,564	34,887
Advances to suppliers	812	1,189
Total	354,121	456,970